Interest on Loans by Facility (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2015 INR (₨)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 INR (₨)	Mar. 31, 2013 INR (₨)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest on loans	₨ 388,264.7	$ 6,231.2	₨ 326,755.3	₨ 271,730.5
Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest on loans	105,465.8	1,692.6	93,448.1	82,159.2
Retail Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest on loans	₨ 282,798.9	$ 4,538.6	₨ 233,307.2	₨ 189,571.3